Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014	2015
Cash	¥157,650	¥92,821
Certificates of deposit	20,000	—
Commercial paper	2,212	802
Bailment for consumption	346,911	11,930
Other	147	—

Total	¥526,920	¥105,553